S000024760 [Member] Expense Example - Putnam Dynamic Asset Allocation Equity Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 641
Expense Example, with Redemption, 3 Years	993
Expense Example, with Redemption, 5 Years	1,367
Expense Example, with Redemption, 10 Years	2,418
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	$ 1,878